UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported): January 13, 2023

Commission File Number of securitizer: 025-04743

Central Index Key Number of securitizer: 0001787426

WCM1 LLC
(Exact name of securitizer as specified in its charter)

John Essad (313) 545-5133
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [X]

PART I - REPRESENTATION AND WARRANTY INFORMATION

Item 1.02  Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii).

[SIGNATURE ON THE FOLLOWING PAGE]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 13, 2023	WCM1 LLC (Depositor)

By: Woodward Capital Management LLC, its sole member

	By:	/s/ John Essad
		Name:	John Essad
		Title:	Managing Director (director of securitization and senior officer in charge of securitization )